North Capital Funds Trust

North Capital Treasury Money Market Fund

Incorporated herein by reference is the definitive version of the prospectus and statement of additional information for North Capital Funds Trust and its series, the North Capital Treasury Money Market Fund, filed on September 2, 2021, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (SEC Accession No. 0000894189-21-006400)